Note 20 - Segment Information - Summary of Long Lived Assets by Physical Location (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Physical Location of Long Lived Assets	$ 15,551	$ 13,714	$ 13,755
TAIWAN, PROVINCE OF CHINA
Physical Location of Long Lived Assets	7,621	6,037	6,145
UNITED STATES
Physical Location of Long Lived Assets	4,015	4,029	4,015
CHINA
Physical Location of Long Lived Assets	3,661	3,620	3,565
Other Countries [Member]
Physical Location of Long Lived Assets	$ 254	$ 28	$ 30